Commitments and contingencies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Rent expense	$ 115,238	$ 202,921	$ 28,780	$ 57,559	$ 122,236	$ 115,118